Other Comprehensive Income (Loss) (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance	$ (1,336,295,000)
Balance	(1,319,012,000)	$ (1,336,295,000)
Total FMC-AG and Co. KGaA [Member] | OtherComprehensiveIncomeRollforward [Member]
Balance	(1,346,517,000)	(1,093,004,000)	$ (549,762,000)
Other comprehensive income before reclassifications	(24,454,000)	(308,771,000)	(574,777,000)
Amounts reclassified from Accumulated Other comprehensive income	(40,291,000)	(55,258,000)	(31,535,000)
Other comprehensive income (loss), net of tax	15,837,000	(253,513,000)	(543,242,000)
Balance	(1,330,680,000)	(1,346,517,000)	(1,093,004,000)
Accumulated net gain loss from designated or qualifying cash flow hedges (member) | OtherComprehensiveIncomeRollforward [Member]
Balance	(60,214,000)	(103,277,000)	(121,856,000)
Other comprehensive income before reclassifications	(875,000)	9,579,000	(2,156,000)
Amounts reclassified from Accumulated Other comprehensive income	(20,878,000)	(33,484,000)	(20,735,000)
Other comprehensive income (loss), net of tax	20,003,000	43,063,000	18,579,000
Balance	(40,211,000)	(60,214,000)	(103,277,000)
AccumulatedDefinedBenefitPlansAdjustmentMember | OtherComprehensiveIncomeRollforward [Member]
Balance	(226,470,000)	(282,019,000)	(141,987,000)
Other comprehensive income before reclassifications	(24,859,000)	33,775,000	(150,832,000)
Amounts reclassified from Accumulated Other comprehensive income	(19,413,000)	(21,774,000)	(10,800,000)
Other comprehensive income (loss), net of tax	(5,446,000)	55,549,000	(140,032,000)
Balance	(231,916,000)	(226,470,000)	(282,019,000)
AccumulatedTranslationAdjustmentMember | OtherComprehensiveIncomeRollforward [Member]
Balance	(1,049,611,000)	(702,447,000)	(286,744,000)
Other comprehensive income before reclassifications	2,726,000	(347,164,000)	(415,703,000)
Amounts reclassified from Accumulated Other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	2,726,000	(347,164,000)	(415,703,000)
Balance	(1,046,885,000)	(1,049,611,000)	(702,447,000)
Total before non-controlling interests | OtherComprehensiveIncomeRollforward [Member]
Balance	(1,336,295,000)	(1,087,743,000)	(550,587,000)
Other comprehensive income before reclassifications	(23,008,000)	(303,810,000)	(568,691,000)
Amounts reclassified from Accumulated Other comprehensive income	(40,291,000)	(55,258,000)	(31,535,000)
Other comprehensive income (loss), net of tax	17,283,000	(248,552,000)	(537,156,000)
Balance	(1,319,012,000)	(1,336,295,000)	(1,087,743,000)
Noncontrolling interests not subject to put provisions [Member] | OtherComprehensiveIncomeRollforward [Member]
Balance	(10,222,000)	(5,261,000)	825,000
Other comprehensive income before reclassifications	(1,446,000)	(4,961,000)	(6,086,000)
Amounts reclassified from Accumulated Other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	(1,446,000)	(4,961,000)	(6,086,000)
Balance	$ (11,668,000)	$ (10,222,000)	$ (5,261,000)